Digital Currencies (Tables)	12 Months Ended
Dec. 31, 2024
Digital Currencies [Abstract]
Schedule of Holdings of Digital Currencies	The Company’s holdings of digital currencies consist of the following:
	As at	As at
	December 31,	December 31,
	2024	2023
Bitcoin	$4,525,416	$822,884

Schedule of Continuity of Digital Currencies

The continuity of digital currencies was as follows:

	Number of Bitcoin	Amount	Number of Ethereum	Amount	Total Amount
Balance, December 31, 2021	632	$29,770,994	1,001	$3,720,992	$33,491,986
Bitcoin mined(2)	832	24,190,059	-	-	24,190,059
Bitcoin remitted to Northern Data(2)	(380)	(10,836,179)	-	-	(10,836,179)
Received from sale of property and equipment	9	345,658	-	-	345,658
Acquisition of digital currencies	100	3,932,000	-	-	3,932,000
Digital currencies traded for cash	(640)	(15,747,279)	(200)	(269,001)	(16,016,280)
Digital currencies paid for services	(27)	(739,024)	-	-	(739,024)
Digital currencies for loan repayment	(415)	(11,982,320)	-	-	(11,982,320)
Loss on sale of digital currencies	-	(11,574,330)	-	-	(11,574,330)
Revaluation adjustment(1)	-	(5,517,402)	-	(2,493,511)	(8,010,913)
Balance, December 31, 2022	111	1,842,177	801	958,480	2,800,657
Bitcoin mined(2)	640	18,128,241	-	-	18,128,241
Bitcoin received from colocation services(3)	6	185,819	-	-	185,819
Bitcoin received for electricity sales(3)	18	538,197	-	-	538,197
Digital currencies traded for cash	(655)	(18,018,987)	(801)	(1,245,993)	(19,264,980)
Digital currencies paid for services	(20)	(433,492)	-	-	(433,492)
Digital currencies for loan repayment	(30)	(883,622)	-	-	(883,622)
Bitcoin remitted to Northern Data(2)	(51)	(1,204,463)	-	-	(1,204,463)
Gain on sale of digital currencies	-	658,023	-	287,513	945,536
Revaluation adjustment(1)	-	10,991	-	-	10,991
Balance, December 31, 2023	19	822,884	-	-	822,884
Bitcoin mined for Digihost	188	10,318,500	-	-	10,318,500
Bitcoin received from colocation services(3)	126	9,377,476	-	-	9,377,476
Bitcoin received for electricity sales(3)	33	2,003,106	-	-	2,003,106
Digital currencies paid for services	(26)	(1,773,027)	-	-	(1,773,027)
Digital currencies traded for cash	(286)	(18,507,626)	-	-	(18,507,626)
Digital currencies for loan repayment	(6)	(273,360)	-	-	(273,360)
Gain on sale of digital currencies	-	1,658,772	-	-	1,658,772
Revaluation adjustment(1)	-	898,691	-	-	898,691
Balance, December 31, 2024	48	$4,525,416	-	$-	$4,525,416

(1)	Digital assets held are revalued each reporting period based on the fair market value of the price of Bitcoin and Ethereum on the reporting date. As at December 31, 2024, the price of Bitcoin and Ethereum was $93,366 (December 31, 2023 - $42,244 and December 31, 2022 - $16,548) and $3,333 (December 31, 2023 - $1,674 and December 31, 2022 - $1,197) resulting in total revaluation gain of $898,691 (December 31, 2023 - gain of $10,991 and December 31, 2022 - loss of $8,010,913).
(2)	During the year ended December 31, 2021, the Company entered into a Miner Lease Agreement and a hosting services agreement with Northern Data, NY LLC, pursuant to which the parties have agreed to split a portion of the mining rewards received and energy costs incurred for the miners put in service pursuant to these agreements. The Miner Lease Agreement was terminated on February 15, 2023.

(3)	During the year ended December 31, 2023, the Company entered into a Mining Operations Agreement with Northern Data NY, LLC, and Colocation Services Agreements with both Corner Energy Ltd. and Bit Digital USA, Inc. Pursuant to these agreements, the parties have agreed to split a portion of the energy costs and mining rewards received incurred for the power consumed by the miners put in service at the Company’s respective sites pursuant to these agreements. As at December 31, 2024, the Company is owed $(171,344) from these parties related to these agreements (December 31, 2023 - $565,680).